INCOME TAXES (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current deferred tax assets
Deferred revenues		13,118	11,685
Total current deferred tax assets		13,118	11,685
Less: valuation allowance on deferred tax assets		(349)	(2,114)
Total net current deferred tax assets		12,769	9,571
Non-current deferred tax assets
Property and equipment		482	339
Deferred revenues		1,206	1,137
Net operating loss carry forwards		7,489	11,753
Total non-current deferred tax assets		9,117	13,229
Less: valuation allowance on deferred tax assets		(5,591)	(11,144)
Total net non-current deferred tax assets		3,586	2,085
Non-current deferred tax liabilities
Property and equipment		805	64
Acquired intangible assets		7,874	7,117
Amount due from related party - noncurrent			6,292
Total deferred tax liabilities	1,434	8,679	13,473
Net operating loss carryforward		54,037
Deferred tax assets, valuation allowance		5,940